Business combinations, Paragon Transaction, Restructuring (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Restructuring Provisions, Non-current [Abstract]
Reclassification of onerous lease to lease liability (ASU 842 adoption)		$ 6.5
Restructuring Provisions, Current [Abstract]
Reclassification of onerous lease to lease liability (ASU 842 adoption)		3.4	$ 0.0
Restructuring cost		0.0	30.7		$ 0.0
Future lease obligation			12.3
Lease liability		9.9
ASU 2016-02 [Member]
Restructuring Provisions, Current [Abstract]
Lease liability			12.1
Paragon Offshore Limited [Member]
Restructuring Provisions, Non-current [Abstract]
Non-current, Opening balance		7.0	0.0
Onerous office lease		0.0	7.0	[1]
Non-current restructuring provision		0.0	7.0		0.0
Restructuring Provisions, Current [Abstract]
Current, Opening balance		4.9	0.0
Severance	[2]	1.7	22.8
Severance payments	[2]	(1.3)	(21.1)
Onerous office lease		0.0	5.2	[1]
Lease payments		0.0	(2.0)
Current restructuring provision		0.4	4.9		$ 0.0
Total		0.4	11.9
Restructuring cost			7.7
Future lease obligation			10.2
Future lease obligation recognized before acquisition			4.5
Additional restructuring cost to be recognized			0.0
Paragon Offshore Limited [Member] | ASU 2016-02 [Member]
Restructuring Provisions, Non-current [Abstract]
Reclassification of onerous lease to lease liability (ASU 842 adoption)		(7.0)	0.0
Restructuring Provisions, Current [Abstract]
Reclassification of onerous lease to lease liability (ASU 842 adoption)		(3.2)	0.0
Lease liability			$ 10.2
Paragon Offshore Limited [Member] | Other Current Liabilities [Member]
Restructuring Provisions, Current [Abstract]
Severance payments		$ 0.4

[1]	Office lease During the year ended December 31, 2018, the Company recognized $7.7 million as restructuring cost for vacating excess Paragon offices as part of the workforce reduction program. The restructuring expense of $7.7 million relates to future lease obligations still present after the cease of use date. The Company's future lease obligation of $10.2 million is recognized under onerous contracts, whereof $4.5 million was recognized by Paragon before the acquisition as part of Paragon's own restructuring plan as of December 31, 2018. All future payments will be recognized against onerous contracts until February 2022 when the lease obligation is settled. The Company expects no additional lease costs to be recognized related to the Paragon restructuring after the year ended December 31, 2018. We adopted, topic 842 "Leases", on a modified retrospective basis, on January 1, 2019. Subsequent to adoption, onerous lease commitments of $10.2 million were reclassified to lease liability. We have not restated comparative periods (see note 14).
[2]	Severance payment As part of the Tender Offer Agreement signed February 21, 2018, the Company initiated a workforce reduction program at closing of the transaction to align the size and composition of the Paragon workforce to the Company's expected future operations and strategy. An agreement was reached with relevant employees of Paragon that specifies the amounts payable to those made redundant. The Company recognized $22.8 million in restructuring expense for the year ended December 31, 2018 related to those employees. As of December 31, 2019, $0.4 million is recognized within other current liabilities as final settlement for Paragon employees still employed by the Company. It is expected that the liability will be settled in 2020 when the employees are no longer employed by the Company.